Condensed Interim Statements of Changes in Shareholders’ Equity (Deficit) (Unaudited) - USD ($)		Share capital and share premium	Warrants	Share-based payment reserve	Accumulated other comprehensive income	Accumulated deficit	Total
Balance at Oct. 31, 2022		$ 6,706,644	$ 459,110	$ 1,896,724	$ (21,250)	$ (10,147,226)	$ (1,105,998)
Balance (in Shares) at Oct. 31, 2022	[1]	43,992
Net loss for the period						(4,551,038)	(4,551,038)
Issuance of common shares		$ 6,026,327		337,579			6,363,906
Issuance of common shares (in Shares)	[1]	38,462
Common shares and warrants issued to XYLO TECHNOLOGIES LTD. (formerly Medigus Ltd.)		$ 296,845	231				297,076
Common shares and warrants issued to XYLO TECHNOLOGIES LTD. (formerly Medigus Ltd.) (in Shares)	[1]	1,494
Issuance of common shares, pre-funded warrants and warrants		$ 1,455,832					1,455,832
Issuance of common shares, pre-funded warrants and warrants (in Shares)	[1]	150,191
Issuance of common shares upon vesting of restricted stock units		$ 198,265		(198,265)
Issuance of common shares upon vesting of restricted stock units (in Shares)	[1]	806
Share-based compensation		$ 147,965		174,560			322,525
Share-based compensation (in Shares)	[1]	2,330
Balance at Jul. 31, 2023		$ 14,831,878	459,341	2,210,598	(21,250)	(14,698,264)	2,782,303
Balance (in Shares) at Jul. 31, 2023	[1]	237,275
Balance at Oct. 31, 2023		$ 17,131,223	459,341	2,182,221	(21,250)	(18,768,063)	983,472
Balance (in Shares) at Oct. 31, 2023	[1]	607,337
Net loss for the period						(4,369,934)	(4,369,934)
Issuance of common shares, pre-funded warrants and warrants		$ 1,459,815					1,459,815
Issuance of common shares, pre-funded warrants and warrants (in Shares)	[1]	1,500,000
Exercise of warrants		$ 4,594,808					4,594,808
Exercise of warrants (in Shares)	[1]	1,500,274
Issuance of common shares upon vesting of restricted stock units		$ 511,190		(511,190)
Issuance of common shares upon vesting of restricted stock units (in Shares)	[1]	306,838
Share-based compensation		$ 103,699		701,062			804,761
Share-based compensation (in Shares)	[1]	64,794
Balance at Jul. 31, 2024		$ 23,800,735	$ 459,341	$ 2,372,093	$ (21,250)	$ (23,137,997)	$ 3,472,922
Balance (in Shares) at Jul. 31, 2024	[1]	3,979,243

[1]	On November 28, 2023, the Company effected a 1-for-30 reverse split of its issued and outstanding common shares, pursuant to which holders of the Company’s common shares received 0.0333 of a common share for every one common share then held.